Common shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Capital

	December 31, 2017		December 31, 2016		December 31, 2015
All shares are common shares of $2.00 par value each	Shares	US$ millions	Shares	US$ millions	Shares	US$ millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	508,763,020	1,017	508,763,020	1,017	493,078,680	986
Treasury shares held by the Company	(4,244,080)	(9)	(4,318,740)	(9)	(318,740)	(1)
Outstanding shares in issue	504,518,940	1,008	504,444,280	1,008	492,759,940	985